Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$966	$998,825

Aerospace & Defense — 1.9%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	790	767,967
3.10%, 05/01/26 (Call 03/01/26)	227	232,786
General Dynamics Corp., 2.13%, 08/15/26 (Call 05/15/26)	910	888,451
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)(a)	470	495,977
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	2,001	2,131,385
United Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)(b)	1,090	1,095,777

		5,612,343

Agriculture — 1.4%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(b)	535	517,425
4.40%, 02/14/26 (Call 12/14/25)	1,100	1,173,843
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	1,090	1,088,834
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)(b)	614	595,046
Philip Morris International Inc., 2.75%, 02/25/26 (Call 11/25/25)	855	861,224

		4,236,372

Airlines — 0.4%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	139	144,387
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)(b)	300	302,058
United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, 09/03/26	621	646,379

		1,092,824

Apparel — 0.3%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	920	918,353

Auto Manufacturers — 1.4%
American Honda Finance Corp., 2.30%, 09/09/26(b)	425	415,306
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	792	799,033
Ford Motor Credit Co. LLC
4.39%, 01/08/26	1,065	1,069,089
4.54%, 08/01/26 (Call 06/01/26)	250	251,750
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)	625	630,594
5.25%, 03/01/26 (Call 12/01/25)	1,059	1,142,248

		4,308,020

Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	460	481,537

Banks — 26.2%
Bank of America Corp.
3.50%, 04/19/26	2,066	2,156,078
4.25%, 10/22/26	1,300	1,387,672
4.45%, 03/03/26	2,544	2,739,125
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)(b)	745	739,904
2.80%, 05/04/26 (Call 02/04/26)	850	861,976
Bank of Nova Scotia (The), 2.70%, 08/03/26	300	298,950
Bank One Corp., 7.63%, 10/15/26(b)	255	328,177
Barclays PLC, 4.38%, 01/12/26	2,185	2,261,125
BPCE SA, 3.38%, 12/02/26(b)	400	412,356

Security	Par (000)	Value

Banks (continued)
Branch Banking & Trust Co., 3.80%, 10/30/26 (Call 09/30/26)	$650	$687,576
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	2,729	2,787,455
3.40%, 05/01/26	1,385	1,433,420
3.70%, 01/12/26	1,880	1,982,366
4.30%, 11/20/26	846	901,591
4.60%, 03/09/26	990	1,068,923
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	700	739,515
Cooperatieve Rabobank UA, 3.75%, 07/21/26	1,240	1,269,041
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26(b)	1,675	1,818,330
Deutsche Bank AG, 4.10%, 01/13/26	300	299,652
Deutsche Bank AG/New York NY, 4.10%, 01/13/26	150	149,157
Discover Bank, 3.45%, 07/27/26 (Call 04/27/26)	1,055	1,078,442
Fifth Third Bank/Cincinnati OH, 3.85%, 03/15/26 (Call 02/15/26)	645	680,997
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	1,993	2,043,443
3.75%, 02/25/26 (Call 11/25/25)	1,698	1,777,076
HSBC Holdings PLC
3.90%, 05/25/26	2,120	2,220,615
4.30%, 03/08/26(b)	2,245	2,402,779
4.38%, 11/23/26	1,025	1,087,330
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	2,230	2,258,232
3.20%, 06/15/26 (Call 03/15/26)	1,721	1,771,683
3.30%, 04/01/26 (Call 01/01/26)	2,377	2,464,901
4.13%, 12/15/26	1,318	1,421,911
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	450	464,112
Lloyds Banking Group PLC, 4.65%, 03/24/26	1,085	1,129,225
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	665	662,001
3.85%, 03/01/26	2,583	2,742,836
Mizuho Financial Group Inc., 2.84%, 09/13/26(b)	485	485,834
Morgan Stanley
3.13%, 07/27/26	2,305	2,340,704
3.88%, 01/27/26	2,676	2,835,436
4.35%, 09/08/26	1,940	2,079,719
6.25%, 08/09/26	475	572,850
National Australia Bank Ltd./New York
2.50%, 07/12/26	905	898,837
3.38%, 01/14/26(b)	750	784,830
Royal Bank of Canada, 4.65%, 01/27/26	1,162	1,267,812
Royal Bank of Scotland Group PLC, 4.80%, 04/05/26	1,270	1,358,455
State Street Corp., 2.65%, 05/19/26	950	955,111
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	2,089	2,068,820
3.01%, 10/19/26	491	497,015
3.78%, 03/09/26(b)	1,131	1,198,487
SunTrust Bank/Atlanta GA, 3.30%, 05/15/26 (Call 04/15/26)	820	841,345
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	745	761,271
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,159	1,147,445
Wachovia Corp., 7.57%, 08/01/26(b)(c)	200	250,808
Wells Fargo & Co.
3.00%, 04/22/26	2,672	2,703,262
3.00%, 10/23/26	2,561	2,589,069
4.10%, 06/03/26	2,237	2,367,372

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
2.70%, 08/19/26	$687	$692,489
2.85%, 05/13/26	1,107	1,126,384

		78,351,327

Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	2,603	2,744,004
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	907	956,332
Coca-Cola Co. (The)
2.25%, 09/01/26	805	801,724
2.55%, 06/01/26	545	552,079
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)(b)	785	822,829
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	410	394,445
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	1,810	1,805,656
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	1,005	1,002,829
2.85%, 02/24/26 (Call 11/24/25)(b)	465	477,555

		9,557,453

Biotechnology — 1.1%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)	926	915,342
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	2,353	2,482,085

		3,397,427

Building Materials — 0.3%
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(b)	150	152,306
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	180	188,973
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	335	354,035
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	245	241,256

		936,570

Chemicals — 0.9%
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	574	577,192
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	340	360,271
Praxair Inc., 3.20%, 01/30/26 (Call 10/30/25)	805	841,885
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	60	62,869
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)(b)	813	826,382

		2,668,599

Commercial Services — 0.4%
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	485	536,061
Total System Services Inc., 4.80%, 04/01/26 (Call 01/01/26)	565	623,200

		1,159,261

Computers — 4.4%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	1,718	1,715,372
3.25%, 02/23/26 (Call 11/23/25)	2,409	2,518,561
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(a)	1,395	1,458,556
6.02%, 06/15/26 (Call 03/15/26)(a)	3,634	4,011,609
International Business Machines Corp.
3.30%, 05/15/26	1,750	1,817,375
3.45%, 02/19/26(b)	1,520	1,596,061

		13,117,534

Cosmetics & Personal Care — 0.6%
Procter & Gamble Co. (The)
2.45%, 11/03/26	945	952,191
2.70%, 02/02/26	170	174,318
Unilever Capital Corp., 2.00%, 07/28/26	675	654,399

		1,780,908

Security	Par (000)	Value

Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 04/03/26 (Call 02/03/26)	$450	$474,755
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	495	501,574
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	250	251,910
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	240	252,619
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)(b)	1,348	1,377,872
Charles Schwab Corp. (The), 3.45%, 02/13/26 (Call 11/13/25)	180	188,363
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)	445	479,114
Invesco Finance PLC, 3.75%, 01/15/26	265	278,284
Legg Mason Inc., 4.75%, 03/15/26	500	539,235
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	745	771,313
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(b)	621	659,378
Raymond James Financial Inc., 3.63%, 09/15/26(b)	427	441,603
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	380	382,964

		6,598,984

Electric — 4.8%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	125	128,209
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	400	415,256
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	90	87,978
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	25	24,554
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	620	629,114
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	430	432,632
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	224	223,402
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	325	323,576
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	680	678,844
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	470	481,261
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	1,291	1,278,348
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)(b)	585	602,696
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(b)	75	77,216
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	450	471,438
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	596	597,734
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	175	171,302
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	531	549,813
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	850	851,139
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	300	306,876
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	520	526,344
NextEra Energy Capital Holdings Inc., 3.25%, 04/01/26 (Call 02/01/26)	455	468,564
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	490	490,519
Public Service Electric & Gas Co., 2.25%, 09/15/26 (Call 06/15/26)	525	510,667
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)(b)	350	343,567
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	260	258,996
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	1,290	1,315,968
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	670	662,771
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	680	704,827
Series B, 2.95%, 11/15/26 (Call 08/15/26)(b)	400	409,316
Westar Energy Inc., 2.55%, 07/01/26 (Call 04/01/26)	25	24,431
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	300	310,101

		14,357,459

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment — 0.0%
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	$90	$90,911

Electronics — 0.9%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	205	207,399
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	220	232,877
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	785	786,609
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	1,442	1,446,441

		2,673,326

Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	300	303,621
Waste Management Inc., 3.20%, 06/15/26 (Call 04/15/26)	210	218,457

		522,078

Food — 2.1%
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	125	125,991
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	581	574,969
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	260	260,117
Kellogg Co., 3.25%, 04/01/26(b)	785	801,603
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)(b)	1,637	1,610,104
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(b)	812	790,084
3.50%, 02/01/26 (Call 11/01/25)	340	348,405
Mondelez International Inc., 3.63%, 02/13/26 (Call 12/13/25)	250	262,233
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	880	906,400
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	485	517,907

		6,197,813

Forest Products & Paper — 0.2%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	440	461,560

Gas — 0.2%
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	550	544,500
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)(b)	175	177,802

		722,302

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)	535	559,626

Health Care – Products — 1.6%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	1,305	1,405,824
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	660	657,908
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	985	1,041,805
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	587	616,960
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	977	987,796

		4,710,293

Health Care – Services — 1.0%
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)	1,320	1,464,434
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	550	570,290
UnitedHealth Group Inc., 3.10%, 03/15/26	935	964,406

		2,999,130

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	225	228,962

Housewares — 0.4%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	1,275	1,275,905

Insurance — 3.8%
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)(b)	225	227,583
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	603	634,911

Security	Par (000)	Value

Insurance (continued)
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	$400	$404,844
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	1,447	1,526,107
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	450	482,836
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	2,120	2,195,663
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)(b)	535	561,948
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	555	598,640
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	75	79,951
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	365	381,381
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	610	644,087
Manulife Financial Corp., 4.15%, 03/04/26	835	903,904
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	655	694,189
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)(b)	495	511,691
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)	310	314,777
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	250	262,933
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	368	394,989
Voya Financial Inc., 3.65%, 06/15/26	615	641,716

		11,462,150

Internet — 1.1%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	1,445	1,412,242
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	955	1,003,055
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	486	536,996
JD.com Inc., 3.88%, 04/29/26	200	200,096

		3,152,389

Iron & Steel — 0.9%
ArcelorMittal, 4.55%, 03/11/26	845	884,369
Vale Overseas Ltd., 6.25%, 08/10/26(b)	1,700	1,931,217

		2,815,586

Lodging — 0.3%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	250	272,072
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	135	135,694
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	500	503,615

		911,381

Machinery — 0.8%
Caterpillar Financial Services Corp., 2.40%, 08/09/26	25	24,705
John Deere Capital Corp., 2.65%, 06/10/26	315	318,960
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	573	603,358
Wabtec Corp., 3.45%, 11/15/26 (Call 08/15/26)	550	550,456
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	795	805,955

		2,303,434

Manufacturing — 0.7%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(b)	720	708,761
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	570	578,111
Ingersoll-Rand Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	445	460,891
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	375	393,945

		2,141,708

Media — 2.1%
CBS Corp., 4.00%, 01/15/26 (Call 10/15/25)	900	945,855
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)(b)	2,005	2,077,721

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	$710	$778,245
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	200	211,026
TCI Communications Inc., 7.88%, 02/15/26	275	357,121
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)(b)	50	50,993
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,212	1,175,579
3.00%, 02/13/26	336	349,154
Walt Disney Co. (The), 3.38%, 11/15/26 (Call 08/15/26)(a)	220	233,154

		6,178,848

Oil & Gas — 4.8%
Anadarko Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)	1,100	1,234,882
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	778	799,683
3.41%, 02/11/26 (Call 12/11/25)	250	261,548
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	1,228	1,270,550
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	1,101	1,254,182
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	342	374,220
Exxon Mobil Corp., 3.04%, 03/01/26 (Call 12/01/25)	1,942	2,017,252
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	915	1,012,603
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	600	662,490
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	595	651,930
Occidental Petroleum Corp., 3.40%, 04/15/26 (Call 01/15/26)	1,025	1,042,118
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	670	724,866
Shell International Finance BV
2.50%, 09/12/26	636	635,180
2.88%, 05/10/26(b)	1,495	1,534,049
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	782	797,890

		14,273,443

Packaging & Containers — 0.2%
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)(a)	50	48,501
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	620	674,461

		722,962

Pharmaceuticals — 4.6%
AbbVie Inc., 3.20%, 05/14/26 (Call 02/14/26)	1,497	1,507,135
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)(a)	1,390	1,438,149
CVS Health Corp., 2.88%, 06/01/26 (Call 03/01/26)(b)	974	963,091
Express Scripts Holding Co., 4.50%, 02/25/26 (Call 11/27/25)	1,275	1,378,084
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	1,330	1,337,913
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	1,675	1,712,235
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	630	637,258
Pfizer Inc.
2.75%, 06/03/26	1,000	1,019,230
3.00%, 12/15/26(b)	1,233	1,273,418
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	2,496	2,534,139

		13,800,652

Pipelines — 3.5%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	385	426,734
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	520	462,940
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	529	573,854
Energy Transfer Operating LP, 4.75%, 01/15/26 (Call 10/15/25)	780	841,948
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	975	1,027,221
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)(b)	300	284,103

Security	Par (000)	Value

Pipelines (continued)
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)(b)	$200	$222,928
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)(b)	340	346,939
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)(b)	455	484,789
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	1,446	1,647,139
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	736	753,929
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26 (Call 04/15/26)	400	409,644
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)	764	848,850
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	665	846,857
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	615	661,525
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	493	503,639

		10,343,039

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(b)	310	339,462

Real Estate Investment Trusts — 6.4%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	640	670,778
4.30%, 01/15/26 (Call 10/15/25)(b)	150	161,303
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	270	273,078
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)(b)	935	956,888
4.40%, 02/15/26 (Call 11/15/25)	461	497,788
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	370	376,375
2.95%, 05/11/26 (Call 02/11/26)	520	530,790
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	940	934,163
3.65%, 02/01/26 (Call 11/03/25)(b)	740	774,040
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)(b)	690	720,588
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	240	236,282
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	775	809,371
4.45%, 02/15/26 (Call 11/15/25)	614	666,994
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	390	385,507
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	50	51,067
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	465	492,319
Equinix Inc., 5.88%, 01/15/26 (Call 01/15/21)	250	265,925
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)(b)	475	481,374
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	375	385,031
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	800	870,152
HCP Inc., 3.25%, 07/15/26 (Call 05/15/26)	300	303,633
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	190	193,270
Hospitality Properties Trust, 5.25%, 02/15/26 (Call 08/15/25)	340	349,476
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	150	158,300
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)	590	582,519
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	225	218,824
Liberty Property LP, 3.25%, 10/01/26 (Call 07/01/26)	115	115,399

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(b)	$493	$495,263
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	515	530,883
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	510	553,763
Realty Income Corp., 4.13%, 10/15/26 (Call 07/15/26)(b)	570	618,364
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	260	273,208
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(b)	512	528,461
3.30%, 01/15/26 (Call 10/15/25)	891	922,541
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	175	184,391
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	390	388,697
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	567	572,347
4.13%, 01/15/26 (Call 10/15/25)	286	305,216
VEREIT Operating Partnership LP, 4.88%, 06/01/26 (Call 03/01/26)	460	503,180
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	594	636,447
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	175	184,329

		19,158,324

Retail — 3.1%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)(b)	235	237,768
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	930	911,009
3.00%, 04/01/26 (Call 01/01/26)	885	916,453
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	1,294	1,276,427
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)(b)	1,489	1,588,019
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	225	233,080
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	475	469,153
Target Corp., 2.50%, 04/15/26	810	817,484
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	897	879,840
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	1,555	1,585,136
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)	450	469,310

		9,383,679

Semiconductors — 2.3%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	855	881,642
Broadcom Inc., 4.25%, 04/15/26 (Call 02/15/26)(a)	1,950	1,965,502
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	785	794,059
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	575	607,085
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	510	542,069
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	870	895,561
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(a)	450	498,960
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(a)	785	809,743

		6,994,621

Software — 3.1%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	800	824,864
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(b)	100	103,930
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	150	166,907
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	1,465	1,485,202
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	1,540	1,573,803
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	2,970	2,977,187
Oracle Corp., 2.65%, 07/15/26 (Call 04/15/26)	2,243	2,251,793

		9,383,686

Security	Par/ Shares (000)	Value

Telecommunications — 2.6%
AT&T Inc.
2.95%, 07/15/26 (Call 04/15/26)	$620	$622,523
3.88%, 01/15/26 (Call 10/15/25)	545	572,582
4.13%, 02/17/26 (Call 11/17/25)	1,864	1,994,126
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	905	915,082
2.95%, 02/28/26(b)	1,314	1,367,270
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)(b)	410	411,755
Verizon Communications Inc., 2.63%, 08/15/26	1,807	1,798,326

		7,681,664

Transportation — 1.2%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	180	182,687
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)(b)	620	619,330
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	747	767,924
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)(b)	525	554,505
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)(b)	680	692,342
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	550	553,119
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)	125	124,606

		3,494,513

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	319	319,619

Total Corporate Bonds & Notes — 98.6% (Cost: $281,434,045)		294,876,862

Short-Term Investments

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(d)(e)(f)	22,712	22,722,947
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)	1,344	1,344,000

		24,066,947

Total Short-Term Investments — 8.0% (Cost: $24,060,502)		24,066,947

Total Investments in Securities — 106.6% (Cost: $305,494,547)		318,943,809

Other Assets, Less Liabilities — (6.6)%		(19,745,319)

Net Assets — 100.0%		$299,198,490

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares					Change in
	Held at		Held at					Unrealized
	10/31/18	Net Activity	07/31/19	Value at			Net Realized	Appreciation
Affiliated Issuer	(000)	(000)	(000)	07/31/19	Income		Gain (Loss)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,067	13,645	22,712	$22,722,947	$33,887	(a)	$670	$5,380
BlackRock Cash Funds: Treasury, SL Agency Shares	1,582	(238)	1,344	1,344,000	21,279		—	—

				$24,066,947	$55,166		$670	$5,380

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$294,876,862	$—	$294,876,862
Money Market Funds	24,066,947	—	—	24,066,947

	$24,066,947	$294,876,862	$—	$318,943,809